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1933 Act/Rule 497(j)

February 2, 2024

Virtus Strategy Trust

101 Munson Street

Greenfield, Massachusetts 01301

Telephone: 860-263-4791

Facsimile: 860-241-1028

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Strategy Trust
File Nos. 333-148624 and 811-22167

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on January 25, 2024, and effective on January 29, 2024.

Very truly yours,

/s/ Daphne Chisolm

Daphne Chisolm

cc: Ralph Summa

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